Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Time charter revenues	$ 22,227	$ 0	$ 0
Construction contract revenues	51,868	51,062	5,512
Other revenues	474	511	0
Total revenues	74,569	51,573	5,512
Operating expenses	(19,902)	(8,043)	(3,185)
Construction contract expenses	(38,570)	(43,958)	(5,512)
Equity in earnings of joint ventures	(5,330)	40,228	5,007
Depreciation and amortization	(1,317)	(8)	0
Operating income (loss)	9,450	39,792	1,822
Gain (loss) on derivative instruments	(161)	0	0
Other financial income (expense), net	(7,494)	674	2,366
Income (loss) before tax	1,795	40,466	4,188
Income tax expense	(481)	0	0
Net income (loss)	1,314	40,466	4,188
Newbuildings	0	122,572
Vessels, net of accumulated depreciation	0	0
Net investment in direct financing lease	295,363
Advances to joint ventures	18,952	24,510
Total assets	563,548	228,624
Accumulated losses of joint ventures	59,630	54,300
Expenditures for newbuildings, vessels & equipment	172,324	36,590
Expenditures for drydocking	0	0
Principal repayment direct financing lease	1,341
Majority Held FSRUs [Member]
Time charter revenues	22,227	0	0
Construction contract revenues	51,868	51,062	5,512
Other revenues	474	511	0
Total revenues	74,569	51,573	5,512
Operating expenses	(13,689)	(4,490)	(2,372)
Construction contract expenses	(38,570)	(43,958)	(5,512)
Equity in earnings of joint ventures	0	0	0
Segment EBITDA	22,310	3,125	(2,372)
Depreciation and amortization	(1,317)	(8)	0
Operating income (loss)	20,993	3,117	(2,372)
Gain (loss) on derivative instruments	(161)	0	0
Other financial income (expense), net	(11,952)	(1,448)	(115)
Income (loss) before tax	8,880	1,669	(2,487)
Income tax expense	(505)	0	0
Net income (loss)	8,375	1,669	(2,487)
Newbuildings	0	122,572
Vessels, net of accumulated depreciation	0	0
Net investment in direct financing lease	295,363
Advances to joint ventures	0	0
Total assets	372,930	203,787
Accumulated losses of joint ventures	0	0
Expenditures for newbuildings, vessels & equipment	172,324	36,590
Expenditures for drydocking	0	0
Principal repayment direct financing lease	1,341
Joint Venture FSRUs [Member]
Time charter revenues	41,319	41,110	41,076
Construction contract revenues	0	0	0
Other revenues	0	0	0
Total revenues	41,319	41,110	41,076
Operating expenses	(8,485)	(8,763)	(8,652)
Construction contract expenses	0	0	0
Equity in earnings of joint ventures	0	0	0
Segment EBITDA	32,834	32,347	32,424
Depreciation and amortization	(9,148)	(9,053)	(9,060)
Operating income (loss)	23,686	23,294	23,364
Gain (loss) on derivative instruments	(11,878)	35,038	693
Other financial income (expense), net	(17,138)	(18,104)	(19,050)
Income (loss) before tax	(5,330)	40,228	5,007
Income tax expense	0	0	0
Net income (loss)	(5,330)	40,228	5,007
Newbuildings	0	0
Vessels, net of accumulated depreciation	279,670	286,460
Net investment in direct financing lease	0
Advances to joint ventures	0	0
Total assets	300,327	307,335
Accumulated losses of joint ventures	0	0
Expenditures for newbuildings, vessels & equipment	2,358	522
Expenditures for drydocking	0	0
Principal repayment direct financing lease	0
Other Segments [Member]
Time charter revenues	0	0	0
Construction contract revenues	0	0	0
Other revenues	0	0	0
Total revenues	0	0	0
Operating expenses	(6,213)	(3,553)	(813)
Construction contract expenses	0	0	0
Equity in earnings of joint ventures	0	0	0
Segment EBITDA	(6,213)	(3,553)	(813)
Depreciation and amortization	0	0	0
Operating income (loss)	(6,213)	(3,553)	(813)
Gain (loss) on derivative instruments	0	0	0
Other financial income (expense), net	4,458	2,122	2,481
Income (loss) before tax	(1,755)	(1,431)	1,668
Income tax expense	24	0	0
Net income (loss)	(1,731)	(1,431)	1,668
Newbuildings	0	0
Vessels, net of accumulated depreciation	0	0
Net investment in direct financing lease	0
Advances to joint ventures	18,952	24,510
Total assets	190,618	24,510
Accumulated losses of joint ventures	50	50
Expenditures for newbuildings, vessels & equipment	0	0
Expenditures for drydocking	0	0
Principal repayment direct financing lease	0
Operating Segments [Member]
Time charter revenues	63,546	41,110	41,076
Construction contract revenues	51,868	51,062	5,512
Other revenues	474	511	0
Total revenues	115,888	92,683	46,588
Operating expenses	(28,387)	(16,806)	(11,837)
Construction contract expenses	(38,570)	(43,958)	(5,512)
Equity in earnings of joint ventures	0	0	0
Segment EBITDA	48,931	31,919	29,239
Depreciation and amortization	(10,465)	(9,061)	(9,060)
Operating income (loss)	38,466	22,858	20,179
Gain (loss) on derivative instruments	(12,039)	35,038	693
Other financial income (expense), net	(24,632)	(17,430)	(16,684)
Income (loss) before tax	1,795	40,466	4,188
Income tax expense	(481)	0	0
Net income (loss)	1,314	40,466	4,188
Newbuildings	0	122,572
Vessels, net of accumulated depreciation	279,670	286,460
Net investment in direct financing lease	295,363
Advances to joint ventures	18,952	24,510
Total assets	863,875	535,632
Accumulated losses of joint ventures	50	50
Expenditures for newbuildings, vessels & equipment	174,682	37,027
Expenditures for drydocking	0	0
Principal repayment direct financing lease	1,341
Eliminations [Member]
Time charter revenues	(41,319)	(41,110)	(41,076)
Construction contract revenues	0	0	0
Other revenues	0	0	0
Operating expenses	8,485	8,763	8,652
Construction contract expenses	0	0	0
Equity in earnings of joint ventures	(5,330)	40,228	5,007
Depreciation and amortization	9,148	9,053	9,060
Gain (loss) on derivative instruments	11,878	(35,038)	(693)
Other financial income (expense), net	17,138	18,104	19,050
Income (loss) before tax	0	0	0
Income tax expense	0	0	0
Net income (loss)	0	0	$ 0
Newbuildings	0	0
Vessels, net of accumulated depreciation	(279,670)	(286,460)
Net investment in direct financing lease	0
Advances to joint ventures	0	0
Total assets	(300,327)	(307,335)
Accumulated losses of joint ventures	(59,680)	(54,350)
Expenditures for newbuildings, vessels & equipment	(2,358)	(522)
Expenditures for drydocking	0	$ 0
Principal repayment direct financing lease	$ 0